REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Total revenue	$ 477,179	$ 438,006	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%
North America [Member]
Total revenue	$ 156,020	$ 127,771	$ 605,371	$ 563,277
Revenue percentage	33.00%	29.00%	33.00%	37.00%
Europe [Member]
Total revenue	$ 239,964	$ 191,604	$ 713,564	$ 529,321
Revenue percentage	50.00%	44.00%	39.00%	35.00%
Cloud & Other [Member]
Total revenue	$ 328,096	$ 310,408
Revenue percentage	69.00%	71.00%